Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000116490 | Taiwan Mobile Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000116490 | Tenaga Nasional Bhd_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | SCB X PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | Ambev SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | BB Seguridade Participacoes SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116490 | Spire, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116490 | CME Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116490 | ORLEN SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116490 | Orange SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116490 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116490 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000116490 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116490 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000116490 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000116490 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000116490 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000116490 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000116490 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000116490 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000116490 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000116492 | Taiwan Mobile Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000116492 | Tenaga Nasional Bhd_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | SCB X PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | Ambev SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | BB Seguridade Participacoes SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116492 | Spire, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116492 | CME Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116492 | ORLEN SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116492 | Orange SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116492 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116492 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000116492 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116492 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000116492 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000116492 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000116492 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000116492 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000116492 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000116492 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000116492 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000116493 | Taiwan Mobile Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000116493 | Tenaga Nasional Bhd_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | SCB X PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | Ambev SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | BB Seguridade Participacoes SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000116493 | Spire, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116493 | CME Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116493 | ORLEN SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116493 | Orange SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116493 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000116493 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000116493 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116493 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000116493 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000116493 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000116493 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000116493 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000116493 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000116493 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000116493 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000219860 | Taiwan Mobile Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000219860 | Tenaga Nasional Bhd_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | SCB X PCL_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | Ambev SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | BB Seguridade Participacoes SA_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219860 | Spire, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000219860 | CME Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000219860 | ORLEN SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000219860 | Orange SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000219860 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000219860 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219860 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219860 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219860 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219860 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000219860 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000219860 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219860 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000219860 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000219860 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000139051 | CME Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Evergy, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Linde PLC_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Atmos Energy Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | Marsh & McLennan Cos., Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | Automatic Data Processing, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | Cencora, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | The Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | Republic Services, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | Intercontinental Exchange, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000139051 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000139051 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000139051 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000139051 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000139051 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000139051 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000139051 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000139051 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000139051 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000157586 | Orange SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Swisscom AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Koninklijke KPN NV_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Telstra Group Ltd._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Coles Group Ltd._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Deutsche Boerse AG_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Danone SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Engie SA_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Terna - Rete Elettrica Nazionale_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Royal Bank of Canada_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000157586 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000157586 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000157586 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000157586 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000157586 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000157586 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000157586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000157586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000157586 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000157588 | CME Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000157588 | Evergy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000157588 | The Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157588 | WEC Energy Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157588 | PPL Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157588 | CMS Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157588 | Duke Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157588 | The Southern Co._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157588 | DTE Energy Co._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157588 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157588 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000157588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157588 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157588 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157588 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157588 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000157588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000157588 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000157588 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000157589 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000157589 | IDACORP, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000157589 | Sensient Technologies Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000157589 | TXNM Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000157589 | New Jersey Resources Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000157589 | Black Hills Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000157589 | Northwest Natural Holding Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157589 | American States Water Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157589 | ONE Gas, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157589 | Avista Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157589 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000157589 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000157589 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000157589 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000157589 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000157589 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000157589 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000157589 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000157589 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000157589 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000180597 | Franklin Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000180597 | T. Rowe Price Group, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000180597 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000180597 | Hormel Foods Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000180597 | Archer-Daniels-Midland Co._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000180597 | Target Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000180597 | Medtronic PLC_
Holdings [Line Items]
Percent of Total Investments	2.20%
C000180597 | Stanley Black & Decker, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000180597 | Kimberly-Clark Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000180597 | Emerson Electric Co._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000180597 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000180597 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000180597 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000180597 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000180597 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000180597 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000180597 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000180597 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000180597 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000180594 | Republic Services, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000180594 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	3.50%
C000180594 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	9.00%
C000180594 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	5.50%
C000180594 | Walmart, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000180594 | The Procter & Gamble Co._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000180594 | Lockheed Martin Corp._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000180594 | AbbVie, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000180594 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000180594 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000180594 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000180594 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000180594 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180594 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000180594 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000180594 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000180594 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000180594 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000180594 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000180594 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139053 | CME Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Evergy, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Linde PLC_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Atmos Energy Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | Marsh & McLennan Cos., Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | Automatic Data Processing, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | Cencora, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | The Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | Republic Services, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | Intercontinental Exchange, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000139053 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000139053 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000139053 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000139053 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000139053 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000139053 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000139053 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000139053 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000139053 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000139055 | CME Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000139055 | Evergy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000139055 | The Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000139055 | WEC Energy Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000139055 | PPL Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000139055 | CMS Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000139055 | Duke Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000139055 | The Southern Co._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000139055 | DTE Energy Co._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000139055 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000139055 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000139055 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000139055 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000139055 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000139055 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000139055 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000139055 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000139055 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000139055 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000139055 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000243210 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000243210 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000243210 | QUALCOMM, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000243210 | UnitedHealth Group, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000243210 | Merck & Co., Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000243210 | Expedia Group, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000243210 | Royalty Pharma PLC_Class A
Holdings [Line Items]
Percent of Total Investments	2.90%
C000243210 | Zoom Communications, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000243210 | Omnicom Group, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000243210 | Amgen, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000243210 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000243210 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000243210 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000243210 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000243210 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243210 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000243210 | Energy
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000243210 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000243212 | Jazz Pharmaceuticals PLC_
Holdings [Line Items]
Percent of Total Investments	1.70%
C000243212 | Oscar Health, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000243212 | Symbotic, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000243212 | Cal-Maine Foods, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000243212 | Lyft, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.40%
C000243212 | Chord Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000243212 | Core Natural Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000243212 | Clear Secure, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243212 | Toll Brothers, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243212 | RingCentral, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243212 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000243212 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000243212 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243212 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000243212 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000243212 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000243212 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000243212 | Energy
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000243212 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243212 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000255423 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000255423 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000255423 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000255423 | Booking Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000255423 | Spotify Technology SA_
Holdings [Line Items]
Percent of Total Investments	2.80%
C000255423 | GE Vernova, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000255423 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000255423 | DoorDash, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000255423 | Palantir Technologies, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000255423 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000255423 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000255423 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000255423 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000255423 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000255423 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000255423 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000261505 | Shell PLC_
Holdings [Line Items]
Percent of Total Investments	4.00%
C000261505 | Denso Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000261505 | BP PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000261505 | Equinor ASA_
Holdings [Line Items]
Percent of Total Investments	2.20%
C000261505 | Shin-Etsu Chemical Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000261505 | Sanofi SA_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000261505 | LVMH Moet Hennessy Louis Vuitton SE_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000261505 | Canadian Natural Resources Ltd._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000261505 | Takeda Pharmaceutical Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000261505 | International Consolidated Airlines Group SA_
Holdings [Line Items]
Percent of Total Investments	1.70%
C000261505 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000261505 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000261505 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000261505 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000261505 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000261505 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000261505 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000261505 | Energy
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000261506 | International Consolidated Airlines Group SA_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000261506 | Siemens Energy AG_
Holdings [Line Items]
Percent of Total Investments	3.80%
C000261506 | Rolls-Royce Holdings PLC_
Holdings [Line Items]
Percent of Total Investments	3.70%
C000261506 | Sea Ltd._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000261506 | Agnico Eagle Mines Ltd._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000261506 | Rheinmetall AG_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000261506 | Novo Nordisk A/S_Class B
Holdings [Line Items]
Percent of Total Investments	2.30%
C000261506 | Kinross Gold Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000261506 | ASML Holding NV_
Holdings [Line Items]
Percent of Total Investments	2.20%
C000261506 | Thales SA_
Holdings [Line Items]
Percent of Total Investments	2.10%
C000261506 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000261506 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000261506 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000261506 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000261506 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000261506 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000261506 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000261506 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210928 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210928 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000210928 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000210928 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000210928 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000210928 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210929 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210929 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000210929 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000210929 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000210929 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210929 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000210929 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000230774 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230774 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000230774 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000230774 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000230774 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230774 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000230774 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000230774 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230774 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230773 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	77.90%
C000230773 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230773 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000250755 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000250755 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000250755 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000261507 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000210925 | CME Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | Atmos Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210925 | Duke Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | CenterPoint Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | The TJX Cos., Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | VICI Properties, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | NiSource, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | Ameren Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | Exelon Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | Abbott Laboratories_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210925 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000210925 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000210925 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210925 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000210925 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000210925 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000210925 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000210925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000210925 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000210925 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000210930 | Evergy, Inc._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000210930 | Black Hills Corp._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210930 | Avista Corp._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210930 | Innoviva, Inc._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000210930 | Pinnacle West Capital Corp._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | Agree Realty Corp._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | OGE Energy Corp._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | Post Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210930 | Dynex Capital, Inc._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210930 | Enact Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210930 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000210930 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000210930 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000210930 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000210930 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210930 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000210930 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210930 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000210930 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000210930 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000210926 | Orange SA_
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Swiss Prime Site AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210926 | Ageas SA_
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Klepierre SA_
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Metro, Inc._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Poste Italiane SpA_
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Emera, Inc._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000210926 | Enbridge, Inc._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000210926 | Singapore Airlines Ltd._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000210926 | Power Corp. of Canada_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000210926 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210926 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000210926 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000210926 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000210926 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000210926 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000210926 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210926 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000210926 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000210926 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000210927 | Tenaga Nasional Bhd_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210927 | SCB X PCL_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210927 | RHB Bank Bhd_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210927 | Kasikornbank PCL_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210927 | Sun Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210927 | Bank of Communications Co. Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210927 | Industrial & Commercial Bank of China Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210927 | AMMB Holdings Bhd_
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210927 | China Construction Bank Corp._Class H
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210927 | Narayana Hrudayalaya Ltd._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210927 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210927 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000210927 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000210927 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000210927 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000210927 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210927 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000210927 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000210927 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000210927 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000238316 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000238316 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000238316 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238316 | Netflix, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000238316 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	4.70%
C000238316 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000238316 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	9.90%
C000238316 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000238316 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238316 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000238316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000238316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000238316 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000238316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000238316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000250754 | Technology Select Sector SPDR Fund_
Holdings [Line Items]
Percent of Total Investments	18.10%
C000250754 | Vanguard FTSE All-World ex-US ETF_
Holdings [Line Items]
Percent of Total Investments	12.50%
C000250754 | Health Care Select Sector SPDR Fund_
Holdings [Line Items]
Percent of Total Investments	11.60%
C000250754 | Communication Services Select Sector SPDR Fund_
Holdings [Line Items]
Percent of Total Investments	10.70%
C000250754 | Financial Select Sector SPDR Fund_
Holdings [Line Items]
Percent of Total Investments	10.20%
C000250754 | Vanguard FTSE Pacific ETF_
Holdings [Line Items]
Percent of Total Investments	7.50%
C000250754 | iShares MSCI Emerging Markets Asia ETF_
Holdings [Line Items]
Percent of Total Investments	7.50%
C000250754 | Consumer Discretionary Select Sector SPDR Fund_
Holdings [Line Items]
Percent of Total Investments	7.00%
C000250754 | Consumer Staples Select Sector SPDR Fund_
Holdings [Line Items]
Percent of Total Investments	6.00%
C000250754 | iShares Expanded Tech-Software Sector ETF_
Holdings [Line Items]
Percent of Total Investments	5.80%
C000250754 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000250754 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000250754 | China
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250754 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250754 | India
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250754 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250754 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250754 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250754 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250754 | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250756 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000250756 | Merck & Co., Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000250756 | Flowers Foods, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000250756 | Verizon Communications, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000250756 | General Mills, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000250756 | PepsiCo, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000250756 | Amcor PLC_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000250756 | AT&T, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000250756 | The Campbell's Company_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000250756 | Kinder Morgan, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000250756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000250756 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000250756 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000250756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000250756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250756 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000250756 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000250756 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000250756 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000250756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%